Form N-1A Supplement	Jan. 02, 2026
YieldMax(R) BRK.B Option Income Strategy ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus,
dated June 4, 2025, and
the Prospectus,
dated February 28, 2025

Effective immediately, the following disclosure is added to the “Principal Investment Risks” section of the Summary Prospectus and Prospectus, and the “Principal Risks of Investing in the Funds” section of the Prospectus: